Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2016	2015	2016	2015	2014
Euro (EUR)	1.0541	1.0887	1.1068	1.1100	1.3287
Pound Sterling (GBP)	1.2312	1.4833	1.3560	1.5286	1.6474
Swiss Franc (CHF)	0.9816	1.0048	1.0153	1.0406	1.0938
Australian Dollar (AUD)	0.7222	0.7308	0.7439	0.7522	0.9025
Canadian Dollar (CAD)	0.7430	0.7202	0.7552	0.7836	0.9059
Japanese Yen (JPY)	0.0085	0.0083	0.0092	0.0083	0.0095
Chinese Yuan (CNY)	0.1440	0.1542	0.1506	0.1592	0.1623

Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2014	$3,279
Provision charged to cost of sales	2,202
Usage	(2,569)
Adjustments to previously provided warranties, net	(91)
Currency translation	(184)
BALANCE AT DECEMBER 31, 2015	$2,637
Provision charged to cost of sales	3,562
Usage	(2,936)
Adjustments to previously provided warranties, net	(424)
Currency translation	(60)
BALANCE AT DECEMBER 31, 2016	$2,779

Schedule of Cash and Cash Equivalents

(in thousands)	2016	2015
Cash at bank and on hand	$137,615	$217,644
Short-term bank deposits	301,565	72,367
Cash and Cash Equivalents	$439,180	$290,011

Inventories
Inventories consisted of the following as of December 31, 2016 and 2015:

(in thousands)	2016	2015
Raw materials	$29,402	$27,051
Work in process	28,123	21,066
Finished goods	79,027	88,469
Total inventories, net	$136,552	$136,586